Long-Term Debt - Summary of Long-Term Debt (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Revolving line of credit with lenders, interest at base rate plus margin, as defined (4.42% and 4.16% at December 31, 2015 and 2014, respectively) due quarterly; balance due at maturity on October 2017
Debt Instrument [Line Items]
Revolving line of credit interest rate	4.63%	6.30%	4.16%
Senior Notes
Debt Instrument [Line Items]
Debt interest rate	8.25%	8.25%	8.25%
LIBOR | Term loans; quarterly payments commencing March 31, 2013 through June 30, 2019 with final payment due October 9, 2019; interest at LIBOR floor of 0.75% plus an applicable margin
Debt Instrument [Line Items]
LIBOR floor	0.75%	0.75%	0.75%